COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

26   COMMITMENTS AND CONTINGENCIES

(a)   Capital commitments

Capital commitments outstanding as of December 31, 2021 and 2022 not provided for in the financial statements were as follows:

	As of December 31,
	2021	2022

Contracted for	3,790,769	5,241,586

In addition, commitment for purchase of land use rights was RMB90,938 and RMB516,061 as of December 31, 2021 and 2022, respectively.

(b)   Lease commitments

The Company’s lease commitments are disclosed in Note 12.